Greenspring Income Opportunities Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS - 28.0%
Basic Materials - 3.8%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26 (b)	$225,000	$238,482
First Quantum Minerals Ltd.
6.500%, 03/01/24 (b)	300,000	304,080
H.B. Fuller Co.
4.250%, 10/15/28	213,000	219,696
		762,258
Communications - 0.9%
CCO Holdings LLC
5.125%, 05/01/27 (b)	24,000	24,749
TEGNA, Inc.
4.625%, 03/15/28	150,000	151,930
		176,679
Consumer, Cyclical - 7.7%
Academy Ltd.
6.000%, 11/15/27 (b)	225,000	240,344
Cedar Fair LP
6.500%, 10/01/28	225,000	239,957
Cinemark USA, Inc.
8.750%, 05/01/25 (b)	200,000	212,216
Marriot Ownership Resorts, Inc.
6.125%, 09/15/25 (b)	203,000	211,831
4.750%, 01/15/28	137,000	139,259
Sally Holdings LLC
5.625%, 12/01/25	5,000	5,116
Scott's Miracle-Gro Co.
5.250%, 12/15/26	200,000	206,174
Signet UK Finance PLC
4.700%, 06/15/24	270,000	275,083
		1,529,980
Consumer, Non-cyclical - 5.4%
AdaptHealth LLC
6.125%, 08/01/28 (b)	165,000	175,143
IQVIA, Inc.
5.000%, 10/15/26 (b)	300,000	308,249
Nielson Co. (Luxembourg)
5.000%, 02/01/25 (b)	350,000	355,950
Select Medical Corp.
6.250%, 08/15/26 (b)	225,000	238,617
		1,077,959
Energy - 2.9%
MEG Energy Corp.
6.500%, 01/15/25 (b)	350,000	356,065
PDC Energy, Inc.
6.125%, 09/15/24	100,000	101,358
Targa Resources Partners LP
5.875%, 04/15/26	119,000	124,323
		581,746
Financial - 1.0%
Credit Acceptance Corp.
5.125%, 12/31/24 (b)	200,000	205,208
		205,208
Industrial - 6.3%
Berry Global, Inc.
4.500%, 02/15/26 (b)	250,000	254,076
Colfax Corp.
6.375%, 02/15/26 (b)	424,000	438,745
FXI Holdings, Inc.
7.875%, 11/01/24 (b)	150,000	152,991
TransDigm, Inc.
6.250%, 03/15/26 (b)	224,000	233,103
6.375%, 06/15/26	158,000	162,518
		1,241,433
TOTAL CORPORATE BONDS (Cost $5,570,003)		5,575,263

CONVERTIBLE BONDS - 2.0%
Financial - 2.0%
Blackstone Mortgage Trust, Inc.
4.375%, 05/05/22	145,000	146,450
4.750%, 03/15/23	60,000	61,836
Hope Bancorp, Inc.
2.000%, 05/15/38	187,000	182,792
TOTAL CONVERTIBLE BONDS (Cost $389,091)		391,078

U.S. TREASURY OBLIGATIONS - 48.8%
U.S. Treasury Notes/Bills - 48.8%
0.000%, 03/10/22	3,250,000	3,249,777
0.125%, 09/30/22	3,250,000	3,245,803
0.500%, 11/30/23	3,250,000	3,237,812
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,735,745)		9,733,392

	Shares
SHORT-TERM INVESTMENTS - 9.5%
MONEY MARKET FUNDS - 9.5%
First American Government Obligations Fund - Class X, 0.01% (a)	442,965	442,965
First American Treasury Obligations Fund, Class X, 0.01% (a)	728,824	728,824
Invesco Treasury Portfolio, 0.03% (a)	728,824	728,824
TOTAL SHORT-TERM INVESTMENTS (Cost $1,900,613)		1,900,613
TOTAL INVESTMENTS (Cost $17,595,452) - 88.3%		17,600,346
Other Assets in Excess of Liabilities - 11.7%		2,321,034
TOTAL NET ASSETS - 100.0%		$19,921,380

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	The rate shown represents the fund's 7-day yield as of December 31, 2021.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31, 2021, the market value of these securities total $3,949,849 which represents 19.8% of total net assets.

Summary of Fair Value Measurements at December 31, 2021 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	-	5,575,263	-	5,575,263
Convertible Bonds	-	391,078	-	391,078
U.S. Treasury Obligations	-	9,733,392	-	9,733,392
Short-Term Investments	1,900,613	-	-	1,900,613
Total Investments in Securities	$1,900,613	$15,699,733	$-	$17,600,346

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.